Long-Term Debt (Details) (USD $)	3 Months Ended	9 Months Ended				0 Months Ended			3 Months Ended									12 Months Ended		2 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended							9 Months Ended				9 Months Ended			9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2007 Interest Rate Swap	Sep. 05, 2012 PIK toggle notes	Aug. 21, 2012 PIK toggle notes	Aug. 07, 2012 PIK toggle notes	Sep. 30, 2012 PIK toggle notes	Jul. 24, 2012 PIK toggle notes	Dec. 31, 2011 PIK toggle notes	Jun. 17, 2011 PIK toggle notes	Dec. 31, 2010 PIK toggle notes	Dec. 31, 2011 PIK toggle notes Maximum	Dec. 31, 2011 PIK toggle notes Minimum	Dec. 31, 2011 Existing Notes	May 31, 2007 Existing Notes	Dec. 31, 2011 Additional Notes	Jun. 17, 2012 Additional Notes	Sep. 30, 2012 2012 Notes	Aug. 07, 2012 2012 Notes	Sep. 30, 2012 Floating Rate Notes	Sep. 30, 2012 Floating Rate Notes	Dec. 31, 2011 Floating Rate Notes	Dec. 31, 2010 Floating Rate Notes	May 31, 2007 Floating Rate Notes	Sep. 30, 2012 Senior secured credit facility item	Dec. 31, 2011 Senior secured credit facility item	Jul. 31, 2012 Senior secured credit facility	Dec. 31, 2010 Senior secured credit facility	May 06, 2010 Senior secured credit facility	May 31, 2007 Senior secured credit facility	Sep. 30, 2012 Senior secured credit facility Maximum	Dec. 31, 2011 Senior secured credit facility Maximum	Sep. 30, 2012 Senior secured credit facility Federal funds rate	Sep. 30, 2012 Senior secured credit facility Federal funds rate plus one-half of one percent, Prime rate and Eurodollar rate for one month interest period plus one percent	Sep. 30, 2012 Senior secured credit facility Federal funds rate plus one-half of one percent, Prime rate and Eurodollar rate for one month interest period plus one percent Maximum	Sep. 30, 2012 Senior secured credit facility Federal funds rate plus one-half of one percent, Prime rate and Eurodollar rate for one month interest period plus one percent Minimum	Sep. 30, 2012 Senior secured credit facility Eurodollar rate for one month interest period	Sep. 30, 2012 Senior secured credit facility Adjusted British Bankers Association Interest Settlement Rate	Sep. 30, 2012 Senior secured credit facility Adjusted British Bankers Association Interest Settlement Rate Maximum	Sep. 30, 2012 Senior secured credit facility Adjusted British Bankers Association Interest Settlement Rate Minimum	Sep. 30, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2010 Capital lease obligations
Long-Term Debt
Unamortized bond premium			$ 3,433,000			$ 9,800,000
Long-Term Debt current and noncurrent	703,107,000	703,107,000	671,097,000	525,045,000							405,000,000		230,000,000							425,000,000		230,000,000	230,000,000	230,000,000	230,000,000		31,300,000	14,500,000		52,900,000													16,807,000	18,164,000	12,145,000
Less: Current portion of long-term debt	(6,425,000)	(6,425,000)	(5,627,000)	(3,764,000)
Total long-term debt	696,682,000	696,682,000	665,470,000	521,281,000
Interest rate (as a percent)					9.065%									9.25%	8.50%		8.50%		9.25%	7.625%	7.625%							2.00%
Aggregate outstanding principal amount											405,000,000	405,000,000				230,000,000	230,000,000	175,000,000	175,000,000		425,000,000			230,000,000		230,000,000
Outstanding amount of debt instrument redeemed						87,100,000	25,000	317,900,000
Debt extinguishment expense incurred	(12,339,000)	(12,339,000)							12,300,000
Credit amount from bond premuim write-off						2,900,000
Write-off of unamortized deferred financing costs									5,400,000
Percentage of outstanding long term notes for which payment was received							0.01%	78.48%
Outstanding amount tendered for purchase offer										405,000,000
Redemption price (as a percent)																							100.00%	100.00%
Repurchase price, as percentage of principal amount, if Company undergoes change of control																		101.00%					101.00%	101.00%
Base rate																							LIBOR	LIBOR											federal funds rate	The greater of the federal funds rate plus 0.50%, the prime rate, and the Eurodollar rate for a one month interest period plus 1.0% payable quarterly in arrears			Eurodollar rate for a one month interest period	British Bankers Association Interest Settlement rate
Margin over base rate (as a percent)																						3.375%	3.375%	3.375%											0.50%		1.50%	1.00%	1.00%		2.50%	2.00%
LIBOR-based rate (as a percent)											8.50%											4.1114%	4.1114%	3.45%
Amount of interest rate swap agreements					230,000,000
Maximum borrowing capacity																													235,000,000		195,000,000	135,000,000
Availability amount																											167,000,000	170,900,000
Borrowing base																											201,700,000	189,700,000
Letters of credit																											3,400,000	4,300,000
Available borrowing capacity to be maintained																																	15,000,000	15,000,000
Minimum ratio of EBITDA to cash expense, number of quarters																											4	4
Borrowing outstanding																											31,300,000
Extension period prior to the maturity date of the debt instrument																				90 days		90 days
Interest rate period over which accrued interest in arrears becomes payable upon cessation of the interest rate period																																										3 months
Number of months from the beginning of the interest rate period from which accrued interest in arrears becomes payable																																								3 months
Portion of outstanding borrowings, which was accruing at interest rate of 2.478%																											31,000,000
Interest rate one																											2.478%
Outstanding borrowings, which was accruing at prime rate																											$ 300,000
Interest rate two																											4.50%